United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  September 30, 2008.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	10/30/08




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      388    24200 SH       SOLE                    24200
AFLAC                          COM              001055102      319     5430 SH       SOLE                     5430
AT&T Inc                       COM              00206R102     1113    39849 SH       SOLE                    39849
Alliance-Bernstein Holding LP  COM              01881G106     1010    27295 SH       SOLE                    27295
Amphenol Corp Cl A             COM              032095101     1334    33235 SH       SOLE                    33235
Apple Inc                      COM              037833100     3096    27235 SH       SOLE                    27235
Baker Hughes                   COM              057224107     2162    35715 SH       SOLE                    35715
Bank of America                COM              060505104     1001    28600 SH       SOLE                    28600
Baxter International           COM              071813109     1454    22150 SH       SOLE                    22150
Berkshire Hathaway Class A     COM                             261        2 SH       SOLE                        2
ChevronTexaco                  COM              166764100      807     9790 SH       SOLE                     9790
Cisco Systems                  COM              17275R102     2495   110583 SH       SOLE                   110583
Colgate-Palmolive              COM              194162103      773    10260 SH       SOLE                    10260
ConocoPhillips                 COM              20825C104     2742    37427 SH       SOLE                    37427
Corporate Office Properties Tr COM              22002T108     2121    52560 SH       SOLE                    52560
Covance                        COM              222816100     4495    50840 SH       SOLE                    50840
Danaher                        COM              235851102     3646    52534 SH       SOLE                    52534
Dun & Bradstreet               COM              26483E100     1126    11935 SH       SOLE                    11935
Emerson Electric               COM              291011104      515    12615 SH       SOLE                    12615
Express Scripts                COM              302182100     3072    41610 SH       SOLE                    41610
Exxon Mobil                    COM              30231G102     5336    68713 SH       SOLE                    68713
FMC Technologies               COM              30249U101     2260    48555 SH       SOLE                    48555
General Electric               COM              369604103     1185    46453 SH       SOLE                    46453
Genzyme Corp                   COM              372917104     1601    19795 SH       SOLE                    19795
Google Class A                 COM              38259P508     2293     5724 SH       SOLE                     5724
Hansen Natural Corp            COM              411310105     1513    50009 SH       SOLE                    50009
Harris                         COM              413875105     4024    87090 SH       SOLE                    87090
Hewlett-Packard                COM              428236103     4430    95812 SH       SOLE                    95812
Johnson & Johnson              COM              478160104     1171    16903 SH       SOLE                    16903
Johnson Controls Inc           COM              478366107     2609    86005 SH       SOLE                    86005
L-3 Communications             COM              502424104     1307    13295 SH       SOLE                    13295
LabCorp                        COM              50540R409     3770    54250 SH       SOLE                    54250
McDonald's                     COM              580135101     5724    92770 SH       SOLE                    92770
Microsoft                      COM              594918104     1254    46979 SH       SOLE                    46979
Monsanto                       COM              61166W101      364     3673 SH       SOLE                     3673
Omnicom Group                  COM              681919106      351     9110 SH       SOLE                     9110
Oracle                         COM              68389X105      672    33089 SH       SOLE                    33089
PepsiCo                        COM              713448108     3588    50341 SH       SOLE                    50341
Perrigo Inc                    COM              714290103     2339    60825 SH       SOLE                    60825
Precision Castparts            COM              740189105     2511    31868 SH       SOLE                    31868
Procter & Gamble               COM              742718109     1814    26023 SH       SOLE                    26023
Quality Systems Inc            COM              747582104     2400    56785 SH       SOLE                    56785
Rohm & Haas                    COM              775371107      273     3900 SH       SOLE                     3900
Schlumberger                   COM              806857108     1079    13819 SH       SOLE                    13819
Sigma Aldrich                  COM              826552101     2485    47405 SH       SOLE                    47405
T. Rowe Price Group            COM              74144T108     4420    82300 SH       SOLE                    82300
Tower Group Inc                COM              891777104     2644   112225 SH       SOLE                   112225
United Technologies            COM              913017109     1071    17835 SH       SOLE                    17835
Visa                           COM              92826C839      595     9700 SH       SOLE                     9700
Walgreen                       COM              931422109     2011    64941 SH       SOLE                    64941
Washington REIT                COM              939653101      324     8843 SH       SOLE                     8843
Wells Fargo                    COM              949746101     1688    44965 SH       SOLE                    44965
XTO Energy                     COM              98385X106     3410    73309 SH       SOLE                    73309
I-Shares S&P Midcap 400 Index                   464287507     2709 37440.0000SH      SOLE               37440.0000
S&P Depositary Receipts                         78462F103     8554 73750.0000SH      SOLE               73750.0000
Schwab Institutional Select S&                                 751 80197.9300SH      SOLE               80197.9300
Franklin Income Fund                                            46 23355.711SH       SOLE                23355.711